Derivative Instruments and Hedging Activities - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Net fair value of derivative asset	₨ 4,047		₨ 4,047
Net fair value of derivative liability	827		827		$ 11.3	$ 11.3
Amortization of hedging cost	1,918	$ 26.2	1,428
Fair Value Hedging [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative asset/liability	887		669		$ 12.1
Cost incurred on acquisition of capital assets	₨ 200	$ 2.7
Foreign Currency Option Contracts [Member]
Derivatives, Fair Value [Line Items]
(Gains)/Losses on derivative contracts			₨ 109	₨ 70
Foreign Currency Option Contracts [Member] | Cash Flow Hedging [Member] | Minimum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	1 month 6 days	1 month 6 days
Foreign Currency Option Contracts [Member] | Cash Flow Hedging [Member] | Maximum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	4 years 6 months	4 years 6 months
Foreign Currency Option Contracts [Member] | Fair Value Hedging [Member] | Minimum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	1 month	1 month
Foreign Currency Option Contracts [Member] | Fair Value Hedging [Member] | Maximum [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts maturity period	3 months	3 months